Stockholders' Equity (Deficit) (Details)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Shares
Outstanding as of September 30, 2015 | shares	4,910,305
Options vested and exercisable as of September 30, 2015 | shares	2,616,891
Weighted Averaged Exercise Price
Outstanding as of September 30, 2015 | $ / shares	$ 0.40
Options vested and exercisable as of September 30, 2015 | $ / shares	$ 0.27
Stock Options [Member]
Shares
Outstanding January 1, 2015 | shares	1,937,979
Granted | shares	4,224,370
Exercised | shares	(33,333)
Forfeited or cancelled | shares	(1,690,239)
Outstanding as of September 30, 2015 | shares	4,438,777
Options vested and exercisable as of September 30, 2015 | shares	2,616,891
Options vested and expected to vest | shares	4,438,777
Weighted Averaged Exercise Price
Outstanding at January 1, 2015 | $ / shares	$ 0.08
Granted | $ / shares	0.56
Exercised | $ / shares	0.08
Forfeited or cancelled | $ / shares	0.52
Outstanding as of September 30, 2015 | $ / shares	0.37
Options vested and exercisable as of September 30, 2015 | $ / shares	0.27
Options vested and expected to vest | $ / shares	$ 0.37